SIERRA TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 43.1%
	EQUITY - 21.4%
125,300	Alerian MLP ETF	$ 5,327,756
39,900	Communication Services Select Sector SPDR Fund	2,899,134
81,700	Financial Select Sector SPDR Fund	3,071,920
22,100	Invesco QQQ Trust Series 1	9,050,392
67,300	iShares MSCI USA Min Vol Factor ETF	5,251,419
48,600	iShares MSCI USA Quality Factor ETF	7,151,004
17,600	iShares U.S. Real Estate ETF	1,608,816
26,400	iShares US Aerospace & Defense ETF	3,342,240
163,900	JPMorgan Equity Premium Income ETF	9,011,222
145,500	JPMorgan Nasdaq Equity Premium Income ETF	7,264,815
44,300	SPDR Dow Jones Industrial Average ETF Trust	16,695,341
63,200	SPDR S&P Regional Banking ETF	3,313,576
902,800	Vanguard FTSE Developed Markets ETF	43,244,120
28,300	Vanguard Growth ETF	8,797,904
16,800	Vanguard S&P 500 ETF	7,338,240
282,600	WisdomTree India Earnings Fund	11,586,600
		144,954,499
	FIXED INCOME - 21.7%
215,900	First Trust Preferred Securities and Income ETF	3,640,074
1,349,100	Invesco Senior Loan ETF	28,573,938
333,900	iShares JP Morgan USD Emerging Markets Bond ETF	29,737,134
462,700	iShares Preferred & Income Securities ETF	14,431,613
799,800	SPDR Blackstone Senior Loan ETF	33,535,614
99,700	SPDR Bloomberg Convertible Securities ETF	7,193,355
318,900	SPDR Bloomberg High Yield Bond ETF	30,209,397
		147,321,125

	TOTAL EXCHANGE-TRADED FUNDS (Cost $273,639,440)	292,275,624

	OPEN END FUNDS — 56.6%
	ALTERNATIVE - 4.7%
518,878	BlackRock Global Long/Short Equity Fund, Institutional Class	6,553,426
1,071,706	DoubleLine Flexible Income Fund, Class I	9,120,217

SIERRA TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 56.6% (Continued)
	ALTERNATIVE - 4.7% (Continued)
480,061	JPMorgan Hedged Equity 3 Fund, Class I	$ 7,993,018
1	JPMorgan Hedged Equity Fund, Class I	29
774,776	Neuberger Berman US Equity Index PutWrite Strategy, Class I	8,491,541
		32,158,231
	EQUITY - 8.6%
1	JPMorgan Emerging Markets Equity Fund, Class I	31
148,915	JPMorgan Large Cap Growth Fund, Class I	8,955,722
319,015	PIMCO RAE PLUS EMG Fund, Institutional Class	2,220,346
862,032	PIMCO StocksPLUS International Fund U.S. Dollar Hedged, Institutional Class	7,068,662
516,929	PIMCO StocksPLUS Long Duration Fund, Institutional Class	8,456,959
397,064	Schwab S&P 500 Index Fund	29,025,361
35,857	Smead Value Fund, Institutional Class	2,732,287
1	Virtus KAR Small-Cap Core Fund, Class I	58
2	Virtus KAR Small-Cap Growth Fund, Class I	52
		58,459,478
	FIXED INCOME - 43.3%
2,055	American Century High Income Fund, Class I	17,654
539,754	BlackRock Floating Rate Income Portfolio, Institutional Class	5,235,613
1,144,514	BlackRock High Yield Bond Portfolio, Institutional Class	8,068,823
6	BlackRock High Yield Municipal Fund, Institutional Class	51
6,387	BlackRock National Municipal Fund, Institutional Class	65,215
3,692,833	BlackRock Strategic Income Opportunities Portfolio, Institutional Class	34,860,347
2,761	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	29,126
9,735	Cohen & Steers Preferred Securities and Income, Class I	114,677
1,563	Columbia Intermediate Duration Municipal Bond Fund, Institutional Class	14,958
495,914	DoubleLine Emerging Markets Fixed Income Fund, Class I	4,329,332
1,991,426	DoubleLine Total Return Bond Fund, Class I	17,604,208
5,867	Goldman Sachs High Yield Floating Rate Fund, Institutional Class	52,155
1	Goldman Sachs Investment Grade Credit Fund, Institutional Class	12
18	Invesco High Yield Municipal Fund, Class Y	156
4,531	Invesco International Bond Fund, Class Y	20,119
10,072	Invesco Rochester Municipal Opportunities Fund, Class Y	69,397
5,602	Invesco Senior Floating Rate Fund, Class Y	37,308
1	JPMorgan Emerging Markets Debt Fund, Class I	7

SIERRA TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 56.6% (Continued)
	FIXED INCOME - 43.3% (Continued)
736,417	JPMorgan Global Bond Opportunities Fund, Class I	$ 7,165,333
3,527	JPMorgan Income Fund, Class I	29,450
5,539	Lord Abbett Floating Rate Fund, Class I	45,144
130,093	MassMutual Global Floating Rate Fund, Class Y	1,144,816
5	Metropolitan West High Yield Bond Fund, Class I	49
1,935,184	Metropolitan West Total Return Bond Fund, Class I	17,784,345
2,190	MFS Corporate Bond Fund, Class I	27,221
3,014	Neuberger Berman Strategic Income Fund, Class I	29,632
1,882	Nuveen All-American Municipal Bond Fund, Class I	19,323
2,149	Nuveen California Municipal Bond Fund, Class I	21,810
5,061	Nuveen High Yield Municipal Bond Fund, Class I	75,056
2,183	Nuveen Preferred Securities Fund, Class I	32,806
3,478	Nuveen Short Duration High Yield Municipal Bond, Class I	32,830
3,283	Nuveen Strategic Income Fund, Class I	32,139
3,237	PIMCO Diversified Income Fund, Institutional Class	30,941
5,030	PIMCO Emerging Markets Bond Fund, Institutional Class	42,203
4,035	PIMCO Emerging Markets Local Currency and Bond, Institutional Class	24,290
0(c)	PIMCO High Yield Fund, Institutional Class	0(d)
23	PIMCO High Yield Municipal Bond Fund, Institutional Class	191
5,331,512	PIMCO Income Fund, Institutional Class	56,620,655
3,275,723	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	32,331,390
3,993,332	PIMCO Investment Grade Credit Bond Fund, Institutional Class	35,900,052
7	PIMCO Long-Term Credit Bond Fund, Institutional Class	68
1,263	PIMCO Real Return Fund, Institutional Class	12,667
5,485,145	PIMCO Total Return Fund, Institutional Class	47,446,504
7	Pioneer Strategic Income Fund, Class Y	65
1,447,408	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	12,766,141
2,702	Putnam Ultra Short Duration Income Fund, Class Y	27,288
8,747	TCW Emerging Markets Income Fund, Class I	56,246
6,933	TIAA-Cref Bond Index Fund, Institutional Class	67,112
1,265,024	Voya Securitized Credit Fund, Class I	11,638,223
16,107	Western Asset Core Plus Bond Fund, Class I	154,307
		294,077,455

SIERRA TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 56.6% (Continued)
	MIXED ALLOCATION - 0.0%(a)
1,518	Nuveen Real Asset Income Fund, Class I	$ 31,520

	TOTAL OPEN END FUNDS (Cost $367,435,406)	384,726,684

	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
2,410,349	First American Government Obligations Fund, Class X, 5.28% (Cost $2,410,349)(b)	2,410,349

	TOTAL INVESTMENTS - 100.1% (Cost $643,485,195)	$ 679,412,657
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(660,128)
	NET ASSETS - 100.0%	$ 678,752,529

ETF	- Exchange-Traded Fund
FTSE	- Financial Times Stock Exchange
MLP	- Master Limited Partnership
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	Percentage rounds to less than 0.1%.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2023.
(c)	Amount rounds to less than 1 share.
(d)	Amount represents to less than $1.

SIERRA TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 29.4%
	EQUITY - 2.1%
805,600	Alerian MLP ETF	$ 34,254,112

	FIXED INCOME - 27.3%
526,800	First Trust Preferred Securities and Income ETF	8,881,848
138,100	FlexShrs High Yield Value-Scored Bond Index Fund	5,644,147
61,400	Franklin Liberty Senior Loan ETF	1,491,406
209,800	Invesco BulletShares 2024 High Yield Corporate	4,765,607
550,700	Invesco BulletShares 2025 High Yield Corporate Bond ETF	12,517,411
254,500	Invesco Senior Loan ETF	5,390,310
224,800	Invesco Variable Rate Preferred ETF	5,188,384
471,300	iShares 20+ Year Treasury Bond ETF	46,602,144
169,900	iShares iBonds 2024 Term High Yield and Income ETF	3,943,379
567,700	iShares iBoxx $ Investment Grade Corporate Bond ETF	62,821,682
223,700	iShares International Treasury Bond ETF	9,245,521
814,600	iShares JP Morgan USD Emerging Markets Bond ETF	72,548,276
1,129,300	iShares Preferred & Income Securities ETF	35,222,867
499,200	Janus Henderson AAA CLO ETF	25,109,760
45,100	Pimco Senior Loan Active ETF	2,276,648
171,100	SPDR Blackstone Senior Loan ETF	7,174,223
244,200	SPDR Bloomberg Convertible Securities ETF	17,619,030
862,700	SPDR Bloomberg High Yield Bond ETF	81,723,571
25,200	Vaneck CLO ETF	1,313,550
1,038,100	VanEck J. P. Morgan EM Local Currency Bond ETF	26,315,835
207,000	VanEck Vectors Investment Grade Floating Rate ETF	5,206,050
171,100	Vanguard Total International Bond ETF	8,446,352
		449,448,001

	TOTAL EXCHANGE-TRADED FUNDS (Cost $460,376,165)	483,702,113

	OPEN END FUNDS — 70.2%
	ALTERNATIVE - 3.4%
5,640,650	BlackRock Systematic Multi-Strategy Fund, Institutional Class	55,503,995
10,326	Metropolitan West Unconstrained Bond Fund, Class I	106,870

SIERRA TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 70.2% (Continued)
	ALTERNATIVE - 3.4% (Continued)
57,471	Victory Market Neutral Income Fund, Class I	$ 503,447
		56,114,312
	FIXED INCOME - 66.8%
9,470	Allspring Municipal Bond Fund, Institutional Class	93,091
5,255	American Century High Income Fund, Class I	45,142
10,521	Angel Oak Multi-Strategy Income Fund, Institutional Class	89,111
1,694,230	Aristotle Floating Rate Income Fund, Class I	16,146,014
4,992,986	BlackRock Floating Rate Income Portfolio, Institutional Class	48,431,969
4,224,435	BlackRock High Yield Bond Portfolio, Institutional Class	29,782,268
50	BlackRock High Yield Municipal Fund, Institutional Class	444
18,228	BlackRock National Municipal Fund, Institutional Class	186,105
2,812	BlackRock New York Municipal Opportunities Fund, Institutional Class	29,981
11,278,707	BlackRock Strategic Income Opportunities Portfolio, Institutional Class	106,470,997
7,779	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	82,064
36,386	Cohen & Steers Preferred Securities and Income, Class I	428,624
4,434	Columbia Intermediate Duration Municipal Bond Fund, Institutional Class	42,433
1,574	Columbia Total Return Bond Fund, Institutional Class	48,203
4,772,136	Credit Suisse Floating Rate High Income Fund, Institutional Class	30,398,506
1,661,819	Dodge & Cox Global Bond Fund, Class I	18,180,301
6,075,306	DoubleLine Total Return Bond Fund, Class I	53,705,705
646	Fidelity Capital & Income Fund, Class I	6,237
12,497	Goldman Sachs High Yield Floating Rate Fund, Institutional Class	111,102
6,072	Goldman Sachs High Yield Municipal Fund, Institutional Class	55,616
1,240,495	Holbrook Income Fund, Class I	11,958,370
13,634	Invesco Floating Rate ESG Fund, Class Y	92,850
18,167	Invesco High Yield Municipal Fund, Class Y	155,506
24,634	Invesco International Bond Fund, Class Y	109,376
83,896	Invesco Rochester Municipal Opportunities Fund, Class Y	578,043
15,905	Invesco Senior Floating Rate Fund, Class Y	105,928
1	JPMorgan Emerging Markets Debt Fund, Class I	6
11,361	JPMorgan Income Fund, Class I	94,869
340,517	Leader Capital High Quality Income Fund, Institutional Class	3,786,547
1,159	Medalist Partners MBS Total Return Fund, Institutional Class	9,362
5,896,953	Metropolitan West Total Return Bond Fund, Class I	54,192,998

SIERRA TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 70.2% (Continued)
	FIXED INCOME - 66.8% (Continued)
4,103	MFS California Municipal Bond Fund, Class I	$ 37,463
9,812	MFS Corporate Bond Fund, Class I	121,958
14,180	MFS Emerging Markets Debt Fund, Class I	169,026
6,679	MFS Emerging Markets Debt Local Currency Fund, Class I	38,406
479,929	Neuberger Berman Floating Rate Income Fund, Class I	4,511,334
9,399	Neuberger Berman Strategic Income Fund, Class I	92,396
9,283	Nuveen All-American Municipal Bond Fund, Class I	95,340
7,498,468	Nuveen High Yield Municipal Bond Fund, Class I	111,202,274
1,855	Nuveen Intermediate Duration Municipal Bond Fund, Class I	16,531
5,477	Nuveen Preferred Securities Fund, Class I	82,318
9,812	Nuveen Short Duration High Yield Municipal Bond, Class I	92,626
31	Nuveen Strategic Income Fund, Class I	300
851,777	Palmer Square Income Plus Fund	8,466,661
1,178,255	PGIM Floating Rate Income Fund, Class Z	10,745,684
10,021	PIMCO Diversified Income Fund, Institutional Class	95,801
3,306,884	PIMCO Dynamic Bond Fund, Institutional Class	32,308,252
12,402	PIMCO Emerging Markets Bond Fund, Institutional Class	104,055
3,007,602	PIMCO Emerging Markets Local Currency and Bond, Institutional Class	18,105,767
15,360	PIMCO High Yield Municipal Bond Fund, Institutional Class	130,256
16,902,807	PIMCO Income Fund, Institutional Class	179,507,810
8,835,300	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	87,204,411
473	PIMCO International Bond Fund Unhedged, Institutional Class	3,682
6,054,309	PIMCO Investment Grade Credit Bond Fund, Institutional Class	54,428,238
1,968,914	PIMCO Long-Term Credit Bond Fund, Institutional Class	17,995,870
1,805,699	PIMCO Low Duration Income Fund, Institutional Class	14,337,247
3,849	PIMCO Real Return Fund, Institutional Class	38,604
16,754,153	PIMCO Total Return Fund, Institutional Class	144,923,420
23	Pioneer Strategic Income Fund, Class Y	220
4,292,155	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	37,856,809
5,951	Putnam Ultra Short Duration Income Fund, Class Y	60,107
15,402	TCW Emerging Markets Income Fund, Class I	99,037
1,163	Thornburg Strategic Income Fund, Class I	13,241
22,151	TIAA-Cref Bond Index Fund, Institutional Class	214,423

SIERRA TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 70.2% (Continued)
	FIXED INCOME - 66.8% (Continued)
46,082	Western Asset Core Plus Bond Fund, Class I	$ 441,469
		1,098,958,804

	TOTAL OPEN END FUNDS (Cost $1,108,623,995)	1,155,073,116

	SHORT-TERM INVESTMENT — 0.3%
	MONEY MARKET FUND - 0.3%
4,439,438	First American Government Obligations Fund, Class X, 5.28% (Cost $4,439,438)(a)	4,439,438

	TOTAL INVESTMENTS - 99.9% (Cost $1,573,439,598)	$ 1,643,214,667
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	2,288,290
	NET ASSETS - 100.0%	$ 1,645,502,957

CLO	- Collateralized Loan Obligation
ETF	- Exchange-Traded Fund
MLP	- Master Limited Partnership
SPDR	- Standard & Poor's Depositary Receipt
(a)	Rate disclosed is the seven day effective yield as of December 31, 2023.

SIERRA TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 30.7%
	FIXED INCOME - 30.7%
1,273,100	Invesco National AMT-Free Municipal Bond ETF	$ 30,783,558
172,900	iShares National Muni Bond ETF	18,744,089
601,500	SPDR Nuveen Bloomberg High Yield Municipal Bond	15,217,950
293,200	VanEck High Yield Muni ETF	15,137,916
145,400	Vanguard Tax-Exempt Bond Index ETF	7,422,670
	TOTAL EXCHANGE-TRADED FUNDS (Cost $82,346,483)	87,306,183

	OPEN END FUNDS — 68.9%
	FIXED INCOME – 68.9%
654,042	Allspring California Tax-Free Fund, Institutional Class	7,011,326
1,918	American Century High-Yield Municipal Fund, Class I	16,825
876,446	BlackRock High Yield Municipal Fund, Institutional Class	7,826,664
8,633	BlackRock National Municipal Fund, Institutional Class	88,138
2,881,800	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	30,402,992
3,555	City National Rochdale Municipal High Income Fund, Service Class	32,565
1,749	Columbia High Yield Municipal Fund, Institutional Class	15,673
3,801	Columbia Tax Exempt Fund, Class I	45,237
7,513	Franklin High Yield Tax-Free Income Fund, Class A1	66,338
4,813	Goldman Sachs High Yield Municipal Fund, Institutional Class	44,087
10,980	Invesco High Yield Municipal Fund, Class Y	93,992
22,490	Invesco Rochester Municipal Opportunities Fund, Class Y	154,953
2,699,128	JPMorgan Intermediate Tax Free Bond Fund, Class I	27,180,219
566,523	JPMorgan Tax Aware Real Return Fund, Class I	5,353,641
559,578	JPMorgan Tax Free Bond Fund, Class I	6,116,185
3,698	MainStay MacKay High Yield Municipal Bond Fund, Class I	43,782
4,317	Northern Intermediate Tax-Exempt Fund, Class I	42,650
4,178	Nuveen All-American Municipal Bond Fund, Class I	42,905
1,061	Nuveen California High Yield Municipal Bond Fund, Class I	8,369
2,135	Nuveen California Municipal Bond Fund, Class I	21,666
3,166,192	Nuveen High Yield Municipal Bond Fund, Class I	46,954,633
3,371,056	Nuveen Intermediate Duration Municipal Bond Fund, Class I	30,036,109

SIERRA TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 68.9% (Continued)
	FIXED INCOME – 68.9% (Continued)
784	Nuveen Limited Term Municipal Bond Fund, Class I	$ 8,574
10,819	Nuveen Short Duration High Yield Municipal Bond, Class I	102,131
734,354	PGIM Muni High Income Fund, Class Z	6,880,898
10,803	PIMCO High Yield Municipal Bond Fund, Institutional Class	91,610
409,294	Principal Street High Income Municipal Fund, Institutional Class	3,004,220
935	Putnam Strategic Intermediate Municipal Fund, Class Y	13,228
780,644	Putnam Tax Exempt Income Fund, Class Y	6,159,278
1,882,140	Russell Tax Exempt High Yield Bond Fund, Class S	18,444,976
	TOTAL OPEN END FUNDS (Cost $184,098,983)	196,303,864

	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
151,571	BlackRock Liquidity Funds MuniCash, Institutional Class, 4.12%(a)(b)	151,571
785,800	First American Government Obligations Fund, Class X, 5.28%(a)	785,800
	TOTAL MONEY MARKET FUNDS (Cost $936,955)	937,371

	TOTAL INVESTMENTS - 99.9% (Cost $267,382,421)	$ 284,547,418
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	363,401
	NET ASSETS - 100.0%	$ 284,910,819

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	Rate disclosed is the seven day effective yield as of December 31, 2023.
(b)	Floating Net Asset Value

SIERRA TACTICAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 56.5%
	FIXED INCOME - 56.5%
126,200	First Trust ETF IV First Trust Tactical High Yield	$ 5,246,134
1,459,500	iShares 0-5 Year High Yield Corporate Bond ETF	61,620,090
5,010,100	iShares Broad USD High Yield Corporate Bond ETF	182,117,135
799,500	iShares Fallen Angels USD Bond ETF	21,106,800
2,406,500	iShares iBoxx High Yield Corporate Bond ETF	186,239,035
45,400	JPMorgan High Yield Research Enhanced ETF	2,084,541
224,700	PGIM Active High Yield Bond ETF	7,817,313
2,476,700	SPDR Bloomberg High Yield Bond ETF	234,617,791
5,123,600	SPDR Bloomberg Short Term High Yield Bond ETF	128,807,304
2,004,400	SPDR Portfolio High Yield Bond ETF	46,862,872
913,400	VanEck Fallen Angel High Yield Bond ETF	26,287,652
2,198,800	Xtrackers USD High Yield Corporate Bond ETF	78,167,340
	TOTAL EXCHANGE-TRADED FUNDS (Cost $944,372,824)	980,974,007

	OPEN END FUNDS — 43.2%
	FIXED INCOME - 43.2%
1,337,595	Allspring High Yield Bond Fund, Institutional Class	4,012,784
3,398,947	Allspring Short-Term High Yield Bond Fund, Institutional Class	26,613,755
66,514,259	BlackRock High Yield Bond Portfolio, Institutional Class	468,925,523
3,763,791	City National Rochdale Fixed Income Opportunities, Class N	73,130,464
17,541	Fidelity Capital & Income Fund, Class I	169,267
46,079	Fidelity High Income Fund, Class I	352,040
28,733	Goldman Sachs High Yield Fund, Institutional Class	161,194
47,499	John Hancock High Yield Fund, Class I	144,398
31,451	Lord Abbett High Yield Fund, Class I	199,713
2,077	MassMutual High Yield Fund, Class I	16,390
11	Metropolitan West High Yield Bond Fund, Class I	107
0(b)	Neuberger Berman High Income Bond Fund, Institutional Class	1
5	Nuveen High Yield Income Fund, Class I	97
11,193,234	Osterweis Strategic Income Fund, Class I	122,453,975
148,707	PGIM High Yield Fund, Class Z	706,356
21,887	PGIM Short Duration High Yield, Class Z	183,197

SIERRA TACTICAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 43.2% (Continued)
	FIXED INCOME - 43.2% (Continued)
96	PIMCO High Yield Fund, Institutional Class	$ 764
0(b)	PIMCO High Yield Spectrum Fund, Institutional Class	0(c)
2,287,930	Principal Funds Inc - High Income Fund, Institutional Class	15,283,375
3,051,683	TIAA-CREF High Yield Fund, Institutional Class	26,519,126
2,502,001	Western Asset Short Duration High Income Fund, Class I	12,009,604
	TOTAL OPEN END FUNDS (Cost $723,923,131)	750,882,130

	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
6,590,843	First American Government Obligations Fund, Class X, 5.28% (Cost $6,590,843)(a)	6,590,843

	TOTAL INVESTMENTS - 100.1% (Cost $1,674,886,798)	$ 1,738,446,980
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(1,728,177)
	NET ASSETS - 100.0%	$ 1,736,718,803

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	Rate disclosed is the seven day effective yield as of December 31, 2023.
(b)	Amount rounds to less than 1 share.
(c)	Amount rounds to less than $1 USD.

SIERRA TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 42.9%
	EQUITY - 34.7%
55,200	Communication Services Select Sector SPDR Fund	$ 4,010,832
113,300	Financial Select Sector SPDR Fund	4,260,080
30,700	Invesco QQQ Trust Series 1	12,572,264
106,700	iShares MSCI USA Min Vol Factor ETF	8,325,801
67,200	iShares MSCI USA Quality Factor ETF	9,887,808
24,400	iShares U.S. Real Estate ETF	2,230,404
37,000	iShares US Aerospace & Defense ETF	4,684,200
171,200	JPMorgan Equity Premium Income ETF	9,412,576
201,800	JPMorgan Nasdaq Equity Premium Income ETF	10,075,874
14,300	SPDR Dow Jones Industrial Average ETF Trust	5,389,241
87,600	SPDR S&P Regional Banking ETF	4,592,868
544,600	Vanguard FTSE Developed Markets ETF	26,086,340
58,800	Vanguard FTSE Europe ETF	3,791,424
39,300	Vanguard Growth ETF	12,217,584
20,900	Vanguard S&P 500 ETF	9,129,120
103,700	WisdomTree India Earnings Fund	4,251,700
		130,918,116
	FIXED INCOME - 8.2%
119,700	First Trust Preferred Securities and Income ETF	2,018,142
40,500	Franklin Liberty Senior Loan ETF	983,745
98,600	Invesco Senior Loan ETF	2,088,348
256,700	iShares Preferred & Income Securities ETF	8,006,473
9,000	Pacer Pacific Asset Floating Rate High Income ETF	424,170
29,700	Pimco Senior Loan Active ETF	1,499,256
42,600	SPDR Blackstone Senior Loan ETF	1,786,218
69,100	SPDR Bloomberg Investment Grade Floating Rate ETF	2,113,769
55,000	SPDR Bloomberg Convertible Securities ETF	3,968,250

SIERRA TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 42.9% (Continued)
	FIXED INCOME - 8.2% (Continued)
84,300	SPDR Bloomberg High Yield Bond ETF	$ 7,985,739
		30,874,110

	TOTAL EXCHANGE-TRADED FUNDS (Cost $147,562,144)	161,792,226

	OPEN END FUNDS — 56.8%
	ALTERNATIVE - 2.1%
327,684	DoubleLine Flexible Income Fund, Class I	2,788,589
460,394	Finisterre Emerging Markets Total Return Bond Fund, Institutional Class	4,079,094
1	JPMorgan Hedged Equity Fund, Class I	29
124,226	LoCorr Long/Short Commodities Strategy Fund, Class I	1,212,448
		8,080,160
	EQUITY - 18.1%
500,346	Causeway International Value Fund, Class I	9,786,773
206,406	JPMorgan Large Cap Growth Fund, Class I	12,413,256
1,193,150	PIMCO StocksPLUS International Fund U.S. Dollar Hedged, Institutional Class	9,783,826
493,903	Schwab S&P 500 Index Fund	36,104,282
		68,088,137
	FIXED INCOME - 36.6%
507	Allspring California Tax-Free Fund, Institutional Class	5,437
1,626	Ashmore Emerging Markets Total Return Fund, Institutional Class	8,227
916,160	BlackRock Floating Rate Income Portfolio, Institutional Class	8,886,751
478,466	BlackRock High Yield Bond Portfolio, Institutional Class	3,373,186
1,094	BlackRock National Municipal Fund, Institutional Class	11,170
1,279,422	BlackRock Strategic Income Opportunities Portfolio, Institutional Class	12,077,743
345	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	3,636
1,769	Cohen & Steers Preferred Securities and Income, Class I	20,844
264	Columbia Intermediate Duration Municipal Bond Fund, Institutional Class	2,522
522,921	Crossingbridge Low Duration High Yield Fund, Institutional Class	5,081,222
321,520	DoubleLine Low Duration Emerging Markets Fixed, Class I	2,990,136
690,395	DoubleLine Total Return Bond Fund, Class I	6,103,093
18	Invesco High Yield Municipal Fund, Class Y	155

SIERRA TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 56.8% (Continued)
	FIXED INCOME - 36.6% (Continued)
11,262	Invesco Rochester Municipal Opportunities Fund, Class Y	$ 77,592
2,315	Invesco Senior Floating Rate Fund, Class Y	15,419
677,361	JPMorgan Emerging Markets Debt Fund, Class I	4,158,999
1,235	JPMorgan Income Fund, Class I	10,316
80,097	MassMutual Global Floating Rate Fund, Class Y	704,856
667,879	Metropolitan West Total Return Bond Fund, Class I	6,137,807
1,099	Neuberger Berman Strategic Income Fund, Class I	10,806
104,009	North Square Preferred and Income Securities Fund, Class I	2,033,381
618	Nuveen All-American Municipal Bond Fund, Class I	6,350
1,757	Nuveen High Yield Municipal Bond Fund, Class I	26,062
1,259	Nuveen Preferred Securities Fund, Class I	18,925
436	Nuveen Short Duration High Yield Municipal Bond, Class I	4,120
665	Nuveen Strategic Income Fund, Class I	6,515
1,191	PIMCO Diversified Income Fund, Institutional Class	11,385
1,969	PIMCO Emerging Markets Bond Fund, Institutional Class	16,519
527,795	PIMCO Emerging Markets Currency and Short-Term, Institutional Class	3,974,298
3	PIMCO Emerging Markets Full Spectrum Bond Fund, Institutional Class	17
1,915,313	PIMCO Income Fund, Institutional Class	20,340,619
966,104	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	9,535,450
1,681,889	PIMCO Investment Grade Credit Bond Fund, Institutional Class	15,120,186
903,609	PIMCO Long-Term Credit Bond Fund, Institutional Class	8,258,983
189,964	PIMCO Low Duration Income Fund, Institutional Class	1,508,315
425	PIMCO Real Return Fund, Institutional Class	4,264
1,903,031	PIMCO Total Return Fund, Institutional Class	16,461,220
546,722	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	4,822,087
449,610	Putnam Floating Rate Income Fund, Class Y	3,596,878
296,855	RiverPark Strategic Income Fund, Institutional Class	2,556,812
2,959	TCW Emerging Markets Income Fund, Class I	19,026
2,417	TIAA-Cref Bond Index Fund, Institutional Class	23,397
2,098	Western Asset Core Plus Bond Fund, Class I	20,096
		138,044,822

	TOTAL OPEN END FUNDS (Cost $204,787,139)	214,213,119

SIERRA TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
SHORT-TERM INVESTMENT — 0.3%
MONEY MARKET FUND - 0.3%
1,262,308	First American Government Obligations Fund, Class X, 5.28% (Cost $1,262,308)(a)	$ 1,262,308

	TOTAL INVESTMENTS - 100.0% (Cost $353,611,591)	$ 377,267,653
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%(b)	(163,023)
	NET ASSETS - 100.0%	$ 377,104,630

ETF	- Exchange-Traded Fund
FTSE	- Financial Times Stock Exchange
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	Rate disclosed is the seven day effective yield as of December 31, 2023.
(b)	Percentage rounds to less than 0.1%.

SIERRA TACTICAL RISK SPECTRUM 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 43.3%
	EQUITY - 25.6%
3,200	Communication Services Select Sector SPDR Fund	$ 232,512
6,500	Financial Select Sector SPDR Fund	244,400
1,600	Invesco QQQ Trust Series 1	655,232
6,900	iShares MSCI USA Min Vol Factor ETF	538,407
3,900	iShares MSCI USA Quality Factor ETF	573,846
1,400	iShares U.S. Real Estate ETF	127,974
2,100	iShares US Aerospace & Defense ETF	265,860
10,000	JPMorgan Equity Premium Income ETF	549,800
11,600	JPMorgan Nasdaq Equity Premium Income ETF	579,188
2,000	SPDR Dow Jones Industrial Average ETF Trust	753,740
5,000	SPDR S&P Regional Banking ETF	262,150
48,700	Vanguard FTSE Developed Markets ETF	2,332,730
2,900	Vanguard FTSE Europe ETF	186,992
4,400	Vanguard Growth ETF	1,367,872
1,100	Vanguard S&P 500 ETF	480,480
7,500	WisdomTree India Earnings Fund	307,500
		9,458,683
	FIXED INCOME - 17.7%
6,900	Blackrock AAA CLO ETF	353,694
22,000	BNY Mellon High Yield Beta ETF	1,041,920
11,500	First Trust Preferred Securities and Income ETF	193,890
44,800	Invesco Senior Loan ETF	948,864
24,700	iShares Preferred & Income Securities ETF	770,393
11,800	JPMorgan High Yield Municipal ETF	585,280
8,400	Pacer Pacific Asset Floating Rate High Income ETF	395,892
3,700	PGIM Floating Rate Income ETF	185,962
29,800	SPDR Blackstone Senior Loan ETF	1,249,514
5,400	SPDR Bloomberg Convertible Securities ETF	389,610

SIERRA TACTICAL RISK SPECTRUM 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 43.3% (Continued)
	FIXED INCOME - 17.7% (Continued)
5,000	Vanguard Long-Term Corporate Bond ETF	$ 400,750
		6,515,769

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,850,091)	15,974,452

	OPEN END FUNDS — 56.3%
	ALTERNATIVE - 4.9%
76,500	DoubleLine Flexible Income Fund, Class I	651,014
62,022	Finisterre Emerging Markets Total Return Bond Fund, Institutional Class	549,515
64,062	PartnerSelect High Income Alternatives Fund, Institutional Class	618,196
		1,818,725
	EQUITY - 5.3%
26,651	Schwab S&P 500 Index Fund	1,948,214

	FIXED INCOME - 46.1%
102	American Century High Income Fund, Class I	880
619	Ashmore Emerging Markets Corporate Income Fund, Class I	3,437
476	Ashmore Emerging Markets Total Return Fund, Institutional Class	2,409
171,474	BlackRock Strategic Income Opportunities Portfolio, Institutional Class	1,618,714
162	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	1,706
79	Columbia Intermediate Duration Municipal Bond Fund, Institutional Class	760
63,816	Crossingbridge Low Duration High Yield Fund, Institutional Class	620,096
50,964	DoubleLine Low Duration Emerging Markets Fixed, Class I	473,964
92,706	DoubleLine Total Return Bond Fund, Class I	819,523
563	Franklin High Yield Tax-Free Income Fund, Class A1	4,973
41,436	Holbrook Structured Income Fund, Class I	404,420
91,251	JPMorgan Emerging Markets Debt Fund, Class I	560,280
158,998	Medalist Partners MBS Total Return Fund, Institutional Class	1,284,708
89,683	Metropolitan West Total Return Bond Fund, Class I	824,184
220	Nuveen High Yield Municipal Bond Fund, Class I	3,257
109	Nuveen Preferred Securities Fund, Class I	1,645
154	Nuveen Short Duration High Yield Municipal Bond, Class I	1,456
167	Nuveen Strategic Income Fund, Class I	1,632

SIERRA TACTICAL RISK SPECTRUM 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 56.3% (Continued)
	FIXED INCOME - 46.1% (Continued)
71,102	PIMCO Emerging Markets Currency and Short-Term, Institutional Class	$ 535,398
256,601	PIMCO Income Fund, Institutional Class	2,725,098
267,656	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	2,641,766
92,369	PIMCO Investment Grade Credit Bond Fund, Institutional Class	830,400
254,673	PIMCO Total Return Fund, Institutional Class	2,202,922
73,664	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	649,719
56,382	Putnam Floating Rate Income Fund, Class Y	451,060
36,320	RiverPark Strategic Income Fund, Institutional Class	312,828
134	TCW Emerging Markets Income Fund, Class I	862
1	TCW Emerging Markets Local Currency Income Fund, Class I	8
1	TCW Total Return Bond Fund, Class I	8
298	TIAA-Cref Bond Index Fund, Institutional Class	2,885
748	Western Asset Core Plus Bond Fund, Class I	7,168
		16,988,166

	TOTAL OPEN END FUNDS (Cost $19,986,087)	20,755,105

	SHORT-TERM INVESTMENT — 0.0%(b)
	MONEY MARKET FUND - 0.0%(b)
11,684	First American Government Obligations Fund, Class X, 5.28% (Cost $11,684)(a)	11,684

	TOTAL INVESTMENTS - 99.6% (Cost $34,847,862)	$ 36,741,241
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	140,395
	NET ASSETS - 100.0%	$ 36,881,636

CLO	- Collateralized Loan Obligation
ETF	- Exchange-Traded Fund
FTSE	- Financial Times Stock Exchange
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	Rate disclosed is the seven day effective yield as of December 31, 2023.
(b)	Percentage rounds to less than 0.1%.

SIERRA TACTICAL RISK SPECTRUM 70 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 69.9%
	EQUITY - 58.1%
4,403	Communication Services Select Sector SPDR Fund	$ 319,922
8,777	Financial Select Sector SPDR Fund	330,015
2,689	Invesco QQQ Trust Series 1	1,101,199
3,785	iShares Core S&P Small-Cap ETF	409,726
2,192	iShares MSCI ACWI ex US ETF	111,880
7,707	iShares MSCI USA Min Vol Factor ETF	601,377
5,379	iShares MSCI USA Quality Factor ETF	791,466
1,897	iShares U.S. Real Estate ETF	173,405
2,951	iShares US Aerospace & Defense ETF	373,597
9,982	JPMorgan Equity Premium Income ETF	548,810
15,636	JPMorgan Nasdaq Equity Premium Income ETF	780,705
1,838	SPDR Dow Jones Industrial Average ETF Trust	692,687
6,786	SPDR S&P Regional Banking ETF	355,790
484	VanEck Oil Services ETF	149,808
1,449	Vanguard Extended Market ETF	238,245
74,011	Vanguard FTSE Developed Markets ETF	3,545,126
5,802	Vanguard FTSE Emerging Markets ETF	238,462
17,265	Vanguard FTSE Europe ETF	1,113,247
4,708	Vanguard Growth ETF	1,463,623
1,605	Vanguard Mid-Cap Growth ETF	352,410
1,852	Vanguard S&P 500 ETF	808,954
8,915	WisdomTree India Earnings Fund	365,515
		14,865,969
	FIXED INCOME - 11.8%
6,628	First Trust Preferred Securities and Income ETF	111,748
3,395	Invesco Senior Loan ETF	71,906
6,426	iShares iBoxx $ Investment Grade Corporate Bond ETF	711,101
7,031	iShares Preferred & Income Securities ETF	219,297

SIERRA TACTICAL RISK SPECTRUM 70 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 69.9% (Continued)
	FIXED INCOME - 11.8% (Continued)
4,936	Pacer Pacific Asset Floating Rate High Income ETF	$ 232,634
8,952	Panagram Bbb-B CLO ETF	236,333
2,142	PGIM Floating Rate Income ETF	107,657
21,978	Principal Active High Yield ETF	414,505
3,178	SPDR Bloomberg Convertible Securities ETF	229,293
9,676	SPDR Portfolio High Yield Bond ETF	226,225
5,762	Vanguard Long-Term Corporate Bond ETF	461,824
		3,022,523

	TOTAL EXCHANGE-TRADED FUNDS (Cost $16,805,484)	17,888,492

	OPEN END FUNDS — 29.4%
	ALTERNATIVE - 2.4%
15,351	Finisterre Emerging Markets Total Return Bond Fund, Institutional Class	136,012
23,733	LoCorr Long/Short Commodities Strategy Fund, Class I	231,639
25,360	PartnerSelect High Income Alternatives Fund, Institutional Class	244,725
		612,376
	EQUITY - 13.0%
18,027	JPMorgan Large Cap Growth Fund, Class I	1,084,173
30,833	Schwab S&P 500 Index Fund	2,253,882
		3,338,055
	FIXED INCOME - 14.0%
50	American Century High Income Fund, Class I	427
42,118	BlackRock Strategic Income Opportunities Portfolio, Institutional Class	397,595
37	Columbia Intermediate Duration Municipal Bond Fund, Institutional Class	354
35,381	DoubleLine Total Return Bond Fund, Class I	312,768
22,586	JPMorgan Emerging Markets Debt Fund, Class I	138,676
51,651	Medalist Partners MBS Total Return Fund, Institutional Class	417,341
22,181	Metropolitan West Total Return Bond Fund, Class I	203,846
54	Nuveen Preferred Securities Fund, Class I	810
17,599	PIMCO Emerging Markets Currency and Short-Term, Institutional Class	132,517
62,786	PIMCO Income Fund, Institutional Class	666,786
22,842	PIMCO Investment Grade Credit Bond Fund, Institutional Class	205,348

SIERRA TACTICAL RISK SPECTRUM 70 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 29.4% (Continued)
	FIXED INCOME - 14.0% (Continued)
62,401	PIMCO Total Return Fund, Institutional Class	$ 539,770
40,854	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	360,335
26,143	Putnam Floating Rate Income Fund, Class Y	209,143
12	TCW Emerging Markets Income Fund, Class I	76
		3,585,792

	TOTAL OPEN END FUNDS (Cost $7,213,835)	7,536,223

	SHORT-TERM INVESTMENT — 1.1%
	MONEY MARKET FUND - 1.1%
272,430	First American Government Obligations Fund, Class X, 5.28% (Cost $272,430)(a)	272,430

	TOTAL INVESTMENTS - 100.4% (Cost $24,291,749)	$ 25,697,145
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(108,706)
	NET ASSETS - 100.0%	$ 25,588,439

ACWI	- All Country World Index
CLO	- Collateralized Loan Obligation
ETF	- Exchange-Traded Fund
FTSE	- Financial Times Stock Exchange
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	Rate disclosed is the seven day effective yield as of December 31, 2023.

SIERRA TACTICAL CORE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 78.8%
	EQUITY - 78.8%
740	Alerian MLP ETF	$ 31,465
493	Communication Services Select Sector SPDR Fund	35,821
994	Financial Select Sector SPDR Fund	37,374
656	Invesco Nasdaq 100 ETF	110,563
236	iShares Core S&P Small-Cap ETF	25,547
1,542	iShares MSCI ACWI ex US ETF	78,704
845	iShares MSCI USA Min Vol Factor ETF	65,935
602	iShares MSCI USA Quality Factor ETF	88,579
214	iShares U.S. Real Estate ETF	19,562
285	iShares US Aerospace & Defense ETF	36,081
1,437	JPMorgan Equity Premium Income ETF	79,006
584	JPMorgan Hedged Equity Laddered Overlay ETF	30,882
1,771	JPMorgan Nasdaq Equity Premium Income ETF	88,426
114	SPDR Dow Jones Industrial Average ETF Trust	42,963
235	SPDR S&P Biotech ETF	20,983
769	SPDR S&P Regional Banking ETF	40,319
47	VanEck Oil Services ETF	14,547
89	Vanguard Extended Market ETF	14,633
7,566	Vanguard FTSE Developed Markets ETF	362,412
673	Vanguard FTSE Emerging Markets ETF	27,660
748	Vanguard FTSE Europe ETF	48,231
356	Vanguard Growth ETF	110,674
129	Vanguard Mid-Cap Growth ETF	28,325
130	Vanguard Mid-Cap Value ETF	18,851
200	Vanguard S&P 500 ETF	87,360
116	Vanguard Small-Cap Growth ETF	28,045
1,086	WisdomTree India Earnings Fund	44,526
355	WisdomTree Japan Hedged Equity Fund	31,233
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,549,621)	1,648,707

SIERRA TACTICAL CORE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 18.1%
	EQUITY - 18.1%
3,780	Causeway International Value Fund, Class I	$ 73,410
3,908	PIMCO RAE US Small Fund, Institutional Class	37,632
2,471	Schwab S&P 500 Index Fund	180,657
961	Schwab US Large-Cap Growth Index Fund	86,104
	TOTAL OPEN END FUNDS (Cost $355,002)	377,803

	SHORT-TERM INVESTMENT — 1.3%
	MONEY MARKET FUND - 1.3%
28,330	First American Government Obligations Fund, Class X, 5.28% (Cost $28,330)(a)	28,330

	TOTAL INVESTMENTS - 98.2% (Cost $1,932,953)	$ 2,054,840
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%	37,309
	NET ASSETS - 100.0%	$ 2,092,149

ACWI	- All Country World Index
ETF	- Exchange-Traded Fund
FTSE	- Financial Times Stock Exchange
MLP	- Master Limited Partnership
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	Rate disclosed is the seven day effective yield as of December 31, 2023.